EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
Supplement to Summary Prospectus dated July 1, 2013

Effective immediately, the Fund’s portfolio managers are John D. Crowley (lead portfolio manager) and Michael R. Mach.  On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers.  The Fund is managed by:

John D. Crowley (lead portfolio manager), Vice President of Eaton Vance, who has managed the Fund since its inception in 2011; and

Edward J. Perkin, CFA, Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014.

May 20, 2014

15046  5.20.14

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
Supplement to Prospectus dated July 1, 2013

Effective immediately, the Fund’s portfolio managers are John D. Crowley (lead portfolio manager) and Michael R. Mach.
On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the Prospectus is revised as follows:

1.  The following replaces “Portfolio Managers.” under “Management” in “Fund Summaries – Eaton Vance Focused Value Opportunities Fund”:

Portfolio Managers.  The Fund is managed by:

John D. Crowley (lead portfolio manager), Vice President of Eaton Vance, who has managed the Fund since its inception in 2011; and

Edward J. Perkin, CFA, Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014.

2.  The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

Focused Value Opportunities Fund is managed by John D. Crowley (lead portfolio manager) and Edward J. Perkin, CFA. Mr. Crowley has served as portfolio manager of the Fund since it commenced operations in 2011 and manages other Eaton Vance portfolios.  He has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance. Mr. Perkin has served as a portfolio manager of the Fund since June 30, 2014 and manages other Eaton Vance portfolios.  Mr. Perkin is Chief Equity Investment Officer and Vice President of Eaton Vance.  Prior to joining Eaton Vance in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

May 20, 2014

15047  5.20.14